Exceptional items (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Exceptional Items

	2019 $m	2018 $m	2017 Restated $m
Operating exceptional items :

Administrative expenses:

Acquisition and integration costs	(7)	(15)	(15)

Litigation	(28)	(18)	—

Reorganisation costs	(20)	(56)	(36)

Pension settlement cost	—	(15)	—

	(55)	(104)	(51)

Other operating income and expenses:

Gain on disposal of equity securities measured at fair value (note 17 )	—	—	73

	—	—	73

Impairment charges:
Goodwill (note 13)	(49)	—	—
Management agreements (note 13 )	(50)	—	—

Right-of-use assets (note 15)	(32)	—	—
Associates (note 16 )	—	—	(18)

	(131)	—	(18)

Total operating exceptional items	(186)	(104)	4

Fair value gains on contingent purchase consideration (note 25)	38	—	—
Exceptional items before tax	(148)	(104)	4
Tax :

Tax on exceptional items	20	22	(2)

Exceptional tax	—	5	87

Total tax (note 8)	20	27	85

Operating exceptional items analysed as:

Americas	(62)	(36)	37

EMEAA	(109)	(12)	(4)

Greater China	—	(1)	—

Central	(15)	(55)	(29)

	(186)	(104)	4